Dispositions (Details) - USD ($) $ in Thousands	Mar. 01, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Premiums and accounts receivable related to disposal group		$ 153
Assurant Employee Benefits | Employee Benefits Business | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration	$ 940,000